Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / EquityInstruments	Dec. 31, 2016 MXN ($) $ / EquityInstruments	Dec. 31, 2015 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Net sales	$ 94,274,235	$ 96,287,363	$ 88,051,829
Cost of sales	53,534,553	52,377,790	47,226,544
Selling expenses	10,554,113	10,900,695	9,716,244
Administrative expenses	13,556,033	13,273,397	12,035,439
Income before other expense	16,629,536	19,735,481	19,073,602
Other expense, net	2,386,334	3,137,384	328,477
Operating income	14,243,202	16,598,097	18,745,125
Finance cost	(9,245,671)	(11,031,585)	(8,665,398)
Finance income	3,940,838	1,499,473	8,542,542
Finance expense, net	(5,304,833)	(9,532,112)	(122,856)
Share of income of associates and joint ventures, net	1,913,273	1,139,604	35,399
Income before income taxes	10,851,642	8,205,589	18,657,668
Income taxes	4,274,120	2,872,235	6,332,218
Net income	6,577,522	5,333,354	12,325,450
Net income attributable to:
Stockholders of the Company	4,524,496	3,721,406	10,899,135
Non-controlling interests	2,053,026	1,611,948	1,426,315
Net income	$ 6,577,522	$ 5,333,354	$ 12,325,450
Basic and diluted earnings per share
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.54	1.28	3.77
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.46	1.20	3.52